RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 13     -    RELATED PARTIES

	Six months ended June 30,		Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 2
$ in thousands
	Unaudited	Unaudited
Managements fees - included in General and administrative	211	205	354

Balance with related parties:

	Six months ended June 30,		Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 2
	$ in thousands
	Unaudited	Unaudited
Short Terms Loan	200	100	200

Long Terms Loan	-	100	-

NOTE 13 - RELATED PARTIES
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Managements fees - included in General and administrative	354	375	302

Balance with related parties:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Short Terms Loan	200	191	270

Long Terms Loan	-	100	139